Cash and cash equivalents (Tables)	12 Months Ended
Dec. 31, 2021
Cash and cash equivalents.
Schedule of cash and cash equivalents

	2021	2020
Current accounts	142,787	84,538
Bank deposits	15	19
Total	142,802	84,557

Currency	2021	2020
United States Dollars	108,884	72,412
Euro	33,297	11,404
Russian Ruble	621	741
Total	142,802	84,557